UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income & Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1:	Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/17 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (84.2%)
CONSUMER DISCRETIONARY (16.3%)
	APPAREL (0.6%)
45,000	NIKE, Inc. Class B	$2,333,250
	AUTO MANUFACTURERS (0.8%)
9,000	Tesla, Inc. *(1)	3,069,900
	ENTERTAINMENT (3.3%)
132,000	Lions Gate Entertainment Corp. Class A *(1)	4,415,400
36,000	Six Flags Entertainment Corp. (1)	2,193,840
28,000	Vail Resorts, Inc.	6,387,360
		12,996,600
	HOME BUILDERS (0.8%)
74,000	Toll Brothers, Inc.	3,068,780
	INTERNET (3.5%)
6,500	Amazon.com, Inc. *	6,248,775
21,000	Expedia, Inc.	3,022,740
27,000	Netflix, Inc. *	4,896,450
		14,167,965
	MEDIA (1.8%)
105,000	Comcast Corp. Class A	4,040,400
34,000	Walt Disney Co. (The)	3,351,380
		7,391,780
	RETAIL (5.5%)
24,000	Home Depot, Inc.	3,925,440
71,000	Starbucks Corp.	3,813,410
95,000	TJX Companies, Inc. (The)	7,004,350
20,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	4,521,200
117,000	Urban Outfitters, Inc. *(1)	2,796,300
		22,060,700
		65,088,975
CONSUMER STAPLES (3.2%)
	BEVERAGES (1.7%)
17,000	Constellation Brands, Inc. Class A	3,390,650
58,000	Monster Beverage Corp. *	3,204,500
		6,595,150
	COSMETICS & PERSONAL CARE (1.5%)
125,000	elf Beauty, Inc. *(1)	2,818,750
30,000	Estee Lauder Companies, Inc. (The) Class A	3,235,200
		6,053,950
		12,649,100
ENERGY (3.8%)
	OIL & GAS (3.8%)
85,000	Anadarko Petroleum Corp.	4,152,250
36,000	Diamondback Energy, Inc. *	3,526,560

25,000	Pioneer Natural Resources Co.	3,688,500
58,000	Schlumberger Ltd.	4,046,080
		15,413,390
FINANCIALS (10.0%)
	BANKS (5.5%)
330,000	Bank of America Corp.	8,362,200
95,000	Citigroup, Inc.	6,910,300
72,000	JPMorgan Chase & Co.	6,876,720
		22,149,220
	DIVERSIFIED FINANCIAL SERVICES (4.5%)
7,000	BlackRock, Inc.	3,129,630
195,000	Blackstone Group L.P. (The)	6,507,150
105,000	Charles Schwab Corp. (The)	4,592,700
102,000	Invesco Ltd.	3,574,080
		17,803,560
		39,952,780
HEALTHCARE (24.6%)
	BIOTECHNOLOGY (14.7%)
155,000	Alexion Pharmaceuticals, Inc. *	21,744,950
14,500	Biogen, Inc. *	4,540,240
50,000	BioMarin Pharmaceutical, Inc. *	4,653,500
87,000	Celgene Corp. *	12,686,340
105,000	Exact Sciences Corp. *(1)	4,947,600
33,000	Intercept Pharmaceuticals, Inc. *(1)	1,915,320
55,000	Vertex Pharmaceuticals, Inc. *	8,362,200
		58,850,150
	HEALTHCARE PRODUCTS (2.4%)
52,000	Edwards Lifesciences Corp. *	5,684,120
43,000	Nevro Corp. *(1)	3,907,840
		9,591,960
	HEALTHCARE PRODUCTS (0.6%)
34,000	Medtronic PLC	2,644,180
	PHARMACEUTICALS (5.9%)
20,000	Allergan PLC	4,099,000
50,000	DexCom, Inc. *(1)	2,446,250
44,000	Jazz Pharmaceuticals PLC *	6,435,000
100,000	Pfizer, Inc.	3,570,000
30,000	TESARO, Inc. *	3,873,000
50,000	Zoetis, Inc.	3,188,000
		23,611,250
	SOFTWARE (1.0%)
50,000	Medidata Solutions, Inc. *	3,903,000
		98,600,540
INDUSTRIALS (0.7%)
	AIRLINES (0.7%)
58,000	Delta Air Lines, Inc.	2,796,760

1

September 30, 2017

Shares		Value
INFORMATION TECHNOLOGY (24.4%)
	COMMERCIAL SERVICES (1.3%)
82,000	PayPal Holdings, Inc. *	$5,250,460
	COMPUTERS (1.3%)
34,000	Apple, Inc.	5,240,080
	DIVERSIFIED FINANCIAL SERVICES (2.4%)
90,000	Visa, Inc. Class A (1)	9,471,600
	INTERNET (9.5%)
37,000	Alibaba Group Holding, Ltd. ADR *(1)	6,390,270
10,000	Alphabet, Inc. Class A *	9,737,200
75,000	Facebook, Inc. Class A *	12,815,250
94,000	GrubHub, Inc. *(1)	4,950,040
150,000	Zendesk, Inc. *	4,366,500
		38,259,260
	SEMICONDUCTORS (2.5%)
29,000	BROADCOM, Ltd.	7,033,660
80,000	Intel Corp.	3,046,400
		10,080,060
	SOFTWARE (6.7%)
225,000	Activision Blizzard, Inc.	14,514,750
24,000	Adobe Systems, Inc. *	3,580,320
37,000	Salesforce.com, Inc. *	3,456,540
44,000	ServiceNow, Inc. *	5,171,320
		26,722,930
	TELECOMMUNICATIONS (0.7%)
85,000	Cisco Systems, Inc.	2,858,550
		97,882,940
REAL ESTATE (1.2%)
	REITS (1.2%)
22,000	American Tower Corp. REIT	3,006,960
25,000	Lamar Advertising Co. REIT Class A (1)	1,713,250
		4,720,210
	TOTAL COMMON STOCKS (Cost $265,387,761) (84.2%)	337,104,695

Principal Amount		Value
ASSET-BACKED SECURITIES (0.3%)
$250,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	250,313
145,750	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.56%, 11/16/20	145,675
100,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, 4/9/20	100,122
150,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	154,139

250,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	251,826
250,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (2)	251,121
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	100,605
100,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	100,842
	TOTAL ASSET-BACKED SECURITIES (Cost $1,361,130) (0.3%)	1,354,643
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.8%)
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	105,489
94,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K715, Class A2, 2.86%, 1/25/21	96,177
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (3)	258,530
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.62%, 11/25/45 (2)(3)	255,392
59,835	FREMF Mortgage Trust, Series 2013-KF02, Class B, 1-month LIBOR + 3.00%, 4.23%, 12/25/45 (2)(3)	60,354
120,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.27%, 4/25/46 (2)(3)	121,740
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (2)(3)	257,219
194,746	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	187,033
250,000	GNMA, Series 2013-12, Class B, 2.15%, 11/16/52 (3)	236,763
243,451	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	251,819
100,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	103,109
116,002	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 3.06%, 4/25/45 (3)	116,263
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	253,091
385,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	394,095
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	151,797
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	202,216
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.40%, 6/15/48	103,994

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	$209,336
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,419,643) (0.8%)	3,364,417
CORPORATE BONDS & NOTES (5.7%)
BASIC MATERIALS (0.2%)
	CHEMICALS (0.1%)
225,000	Celanese U.S. Holdings LLC Guaranteed Notes	242,822
100,000	International Flavors & Fragrances, Inc. Senior Unsecured Notes	102,706
200,000	LYB International Finance B.V. Guaranteed Notes	210,979
		556,507
	IRON & STEEL (0.0%)
100,000	Vale Overseas, Ltd. Guaranteed Notes	104,200
	MINING (0.1%)
150,000	Glencore Funding LLC Guaranteed Notes (1)(2)	156,158
100,000	Kinross Gold Corp. Guaranteed Notes	111,100
		267,258
		927,965
COMMUNICATIONS (0.7%)
	INTERNET (0.2%)
175,000	Alibaba Group Holding, Ltd. Senior Unsecured Notes (1)	181,357
155,000	Amazon.com, Inc. Senior Unsecured Notes	175,571
150,000	Expedia, Inc. Guaranteed Notes	158,246
150,000	Netflix, Inc. Senior Unsecured Notes	163,500
		678,674
	MEDIA (0.4%)
200,000	CBS Corp. Guaranteed Notes	205,392
125,000	Charter Communications Operating LLC/Charter Communications Operating Capital Senior Secured Notes	133,627
150,000	Comcast Corp. Guaranteed Notes	200,548
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Guaranteed Notes	260,417
150,000	Discovery Communications LLC Guaranteed Notes (1)	160,140
100,000	Grupo Televisa S.A.B. Senior Unsecured Notes (1)	121,609

200,000	Scripps Networks Interactive, Inc. Senior Unsecured Notes	201,379
100,000	Time Warner, Inc. Guaranteed Notes	100,357
100,000	Time Warner, Inc. Guaranteed Notes	100,023
		1,483,492
	TELECOMMUNICATIONS (0.1%)
150,000	AT&T, Inc. Senior Unsecured Notes	154,301
250,000	Telefonica Emisiones SAU Guaranteed Notes	266,464
200,000	Verizon Communications, Inc. Senior Unsecured Notes	204,918
		625,683
		2,787,849
CONSUMER, CYCLICAL (0.6%)
	AUTO MANUFACTURERS (0.2%)
300,000	Ford Motor Credit Co. LLC Senior Unsecured Notes	300,639
200,000	General Motors Co. Senior Unsecured Notes	207,330
200,000	General Motors Financial Co., Inc. Guaranteed Notes	203,495
100,000	Nissan Motor Acceptance Corp. Senior Unsecured Notes (2)	100,594
		812,058
	AUTO PARTS & EQUIPMENT (0.1%)
175,000	Goodyear Tire & Rubber Co. (The) Guaranteed Notes	182,437
100,000	Magna International, Inc. Senior Unsecured Notes	106,513
125,000	Tenneco, Inc. Guaranteed Notes	128,125
		417,075
	HOME BUILDERS (0.1%)
100,000	CalAtlantic Group, Inc. Guaranteed Notes (1)	110,450
150,000	D.R. Horton, Inc. Guaranteed Notes	155,343
150,000	PulteGroup, Inc. Guaranteed Notes	155,625
100,000	Toll Brothers Finance Corp. Guaranteed Notes	104,150
		525,568
	HOUSEWARES (0.1%)
100,000	Newell Brands, Inc. Senior Unsecured Notes	103,585
29,000	Newell Brands, Inc. Senior Unsecured Notes (1)	29,232
50,000	Newell Brands, Inc. Senior Unsecured Notes	59,141
		191,958

3

September 30, 2017

Principal Amount		Value
	LEISURE TIME (0.0%)
$100,000	Royal Caribbean Cruises, Ltd. Senior Unsecured Notes (1)	$110,846
	LODGING (0.0%)
150,000	Wyndham Worldwide Corp. Senior Unsecured Notes	149,869
	RETAIL (0.1%)
100,000	CVS Health Corp. Senior Unsecured Notes	100,230
100,000	McDonald's Corp. MTN Senior Unsecured Notes	105,863
		206,093
		2,413,467
CONSUMER, NON-CYCLICAL (0.8%)
	BEVERAGES (0.1%)
150,000	Anheuser-Busch InBev Finance, Inc. Guaranteed Notes	169,435
250,000	Constellation Brands, Inc. Guaranteed Notes	260,402
		429,837
	BIOTECHNOLOGY (0.1%)
150,000	Celgene Corp. Senior Unsecured Notes	150,853
200,000	Gilead Sciences, Inc. Senior Unsecured Notes	202,218
		353,071
	COMMERCIAL SERVICES (0.1%)
100,000	Service Corp. International Senior Unsecured Notes	102,750
100,000	United Rentals North America, Inc. Guaranteed Notes	106,625
		209,375
	FOOD (0.2%)
150,000	JM Smucker Co. (The) Guaranteed Notes	156,596
100,000	Kellogg Co. Senior Unsecured Notes	99,939
150,000	Sysco Corp. Guaranteed Notes	155,756
100,000	Tyson Foods, Inc. Senior Unsecured Notes (1)	101,422
200,000	Wm Wrigley Jr Co. Senior Unsecured Notes (2)	199,972
		713,685
	HEALTHCARE PRODUCTS (0.1%)
100,000	Becton Dickinson and Co. Senior Unsecured Notes	100,325
100,000	Edwards Lifesciences Corp. Senior Unsecured Notes	101,062
		201,387
	HEALTHCARE SERVICES (0.1%)
200,000	HCA, Inc. Guaranteed Notes	210,750
150,000	LifePoint Health, Inc. Guaranteed Notes	154,969
100,000	NYU Hospitals Center Secured Notes	109,412

100,000	Quest Diagnostics, Inc. Senior Unsecured Notes	101,935
100,000	UnitedHealth Group, Inc. Senior Unsecured Notes	112,209
		689,275
	PHARMACEUTICALS (0.1%)
100,000	AbbVie, Inc. Senior Unsecured Notes	109,014
100,000	Actavis Funding SCS Guaranteed Notes	100,291
175,000	Express Scripts Holding Co. Guaranteed Notes	189,870
100,000	Shire Acquisitions Investments Ireland DAC Guaranteed Notes	99,378
		498,553
		3,095,183
ENERGY (0.6%)
	OIL & GAS (0.3%)
100,000	Chevron Corp. Senior Unsecured Notes	100,604
150,000	Concho Resources, Inc. Guaranteed Notes	156,532
100,000	Devon Energy Corp. Senior Unsecured Notes	101,240
125,000	Marathon Oil Corp. Senior Unsecured Notes	124,129
150,000	Murphy Oil Corp. Senior Unsecured Notes (1)	154,485
150,000	Occidental Petroleum Corp. Senior Unsecured Notes	164,051
50,000	Occidental Petroleum Corp. Senior Unsecured Notes	51,071
200,000	Phillips 66 Guaranteed Notes	214,813
125,000	Shell International Finance B.V. Guaranteed Notes	120,452
175,000	Valero Energy Corp. Senior Unsecured Notes	220,803
		1,408,180
	PIPELINES (0.3%)
150,000	Energy Transfer Partners L.P. Senior Unsecured Notes	165,081
200,000	Enterprise Products Operating LLC Guaranteed Notes	214,728
125,000	Magellan Midstream Partners L.P. Senior Unsecured Notes	123,936
250,000	MPLX L.P. Senior Unsecured Notes	254,544
250,000	Spectra Energy Partners L.P. Senior Unsecured Notes	272,031
100,000	Williams Partners L.P. Senior Unsecured Notes	99,855
		1,130,175
		2,538,355

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
FINANCIAL (2.0%)
	BANKS (1.0%)
$250,000	Australia & New Zealand Banking Group Ltd. Subordinated Notes (2)	$262,421
100,000	Banco Bilbao Vizcaya Argentaria S.A. Senior Unsecured Notes	101,976
100,000	Bancolombia S.A. Senior Unsecured Notes	110,520
100,000	Bank of America Corp. MTN Subordinated Notes	105,173
300,000	Bank of America Corp. MTN, Series L Senior Unsecured Notes	306,850
100,000	Barclays PLC Senior Unsecured Notes	103,249
100,000	BPCE S.A. Guaranteed Notes	100,820
250,000	Capital One Financial Corp. Senior Unsecured Notes	258,172
174,000	Citigroup, Inc. Subordinated Notes	203,521
350,000	Cooperatieve Rabobank UA Guaranteed Notes	367,320
200,000	Credit Agricole S.A. Senior Unsecured Notes (2)	200,586
150,000	Fifth Third Bancorp Senior Unsecured Notes	152,848
100,000	Goldman Sachs Group, Inc. (The) Subordinated Notes	131,929
250,000	Morgan Stanley Subordinated Notes	270,943
250,000	Morgan Stanley Senior Unsecured Notes	254,170
300,000	PNC Financial Services Group, Inc. (The) Senior Unsecured Notes	310,824
100,000	Santander Holdings USA, Inc. Senior Unsecured Notes	100,458
250,000	Societe Generale S.A. Senior Unsecured Notes	272,341
150,000	Wells Fargo & Co. Senior Unsecured Notes	152,570
250,000	Wells Fargo & Co. MTN Senior Unsecured Notes (1)	259,658
		4,026,349
	DIVERSIFIED FINANCIAL SERVICES (0.5%)
210,000	Ally Financial, Inc. Senior Unsecured Notes	216,951
250,000	American Express Co. Senior Unsecured Notes (3)	250,676
100,000	BlackRock, Inc., Series 2 Senior Unsecured Notes	106,697
250,000	Discover Financial Services Senior Unsecured Notes	255,917
250,000	International Lease Finance Corp. Senior Secured Notes (2)	261,762
250,000	Nomura Holdings, Inc. GMTN Senior Unsecured Notes	252,251
200,000	Stifel Financial Corp. Senior Unsecured Notes	204,763

100,000	Synchrony Financial Senior Unsecured Notes	103,152
150,000	Synchrony Financial Senior Unsecured Notes	152,452
		1,804,621
	INSURANCE (0.2%)
250,000	American International Group, Inc. Senior Unsecured Notes	274,609
250,000	Berkshire Hathaway, Inc. Senior Unsecured Notes	264,636
100,000	CNA Financial Corp. Senior Unsecured Notes	104,230
150,000	XLIT Ltd. Guaranteed Notes	167,538
		811,013
	REITS (0.3%)
53,000	American Tower Corp. Senior Unsecured Notes	52,389
150,000	AvalonBay Communities, Inc. GMTN Senior Unsecured Notes	153,479
125,000	Crown Castle International Corp. Senior Unsecured Notes	132,347
100,000	Digital Realty Trust L.P. Guaranteed Notes	108,602
250,000	EPR Properties Guaranteed Notes	268,327
100,000	Hospitality Properties Trust Senior Unsecured Notes	104,669
100,000	Host Hotels & Resorts L.P. Senior Unsecured Notes	108,821
100,000	Omega Healthcare Investors, Inc. Guaranteed Notes	103,075
100,000	Weyerhaeuser Co. Senior Unsecured Notes	124,976
100,000	Weyerhaeuser Co. Senior Unsecured Notes	110,403
		1,267,088
		7,909,071
INDUSTRIAL (0.2%)
	BUILDING MATERIALS (0.0%)
20,000	Masco Corp. Senior Unsecured Notes (1)	22,200
	ELECTRONICS (0.0%)
106,000	Allegion PLC Guaranteed Notes	114,477
135,000	Allegion US Holding Co., Inc. Guaranteed Notes	133,831
		248,308
	MISCELLANEOUS MANUFACTURERS (0.1%)
250,000	Textron, Inc. Senior Unsecured Notes	258,897
	PACKAGING & CONTAINERS (0.1%)
150,000	Ball Corp. Guaranteed Notes	164,662

5

September 30, 2017

Principal Amount		Value
$250,000	Packaging Corp. of America Senior Unsecured Notes	$254,770
		419,432
		948,837
TECHNOLOGY (0.2%)
	SEMICONDUCTORS (0.1%)
100,000	Intel Corp. Senior Unsecured Notes	105,730
150,000	QUALCOMM, Inc. Senior Unsecured Notes	154,755
		260,485
	SOFTWARE (0.1%)
125,000	Cadence Design Systems, Inc. Senior Unsecured Notes	129,664
100,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. Guaranteed Notes (2)	104,625
100,000	Microsoft Corp. Senior Unsecured Notes	112,621
100,000	VMware, Inc. Senior Unsecured Notes	101,089
		447,999
		708,484
UTILITIES (0.4%)
	ELECTRIC (0.3%)
150,000	Consolidated Edison Co. of New York, Inc. Senior Unsecured Notes	166,148
100,000	Exelon Generation Co. LLC Senior Unsecured Notes	106,059
250,000	Florida Power & Light Co.	266,226
175,000	ITC Holdings Corp. Senior Unsecured Notes	173,023
100,000	Pacific Gas & Electric Co. Senior Unsecured Notes	99,501
100,000	PSEG Power LLC Guaranteed Notes	106,122
250,000	South Carolina Electric & Gas Co.	261,308
100,000	Southern Co. (The) Senior Unsecured Notes	100,510
		1,278,897
	GAS (0.1%)
150,000	National Fuel Gas Co. Senior Unsecured Notes	160,766
		1,439,663
	TOTAL CORPORATE BONDS & NOTES (Cost $22,198,271) (5.7%)	22,768,874

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
100,000	Indonesia Government International Bond, Senior Unsecured Notes, 4.13%, 1/15/25 (2)	104,947
250,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	262,763

100,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	106,750
150,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (1)	165,000
150,000	Petroleos Mexicanos, Guaranteed Notes, 6.75%, 9/21/47	159,585
250,000	Republic of Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	269,010
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,023,511) (0.3%)	1,068,055

LONG-TERM MUNICIPAL SECURITIES (0.4%)
	CALIFORNIA (0.1%)
80,000	Los Angeles County Public Works Financing Authority, Build America Bonds, Revenue Bonds, 5.84%, 8/1/21	90,022
50,000	University of California Regents Medical Center Pooled Revenue, Revenue Bonds, Build America Bonds, Series H, 6.40%, 5/15/31	63,383
100,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	102,140
		255,545
	FLORIDA (0.0%)
75,000	Florida State Department of Environmental Protection Revenue, Build America Bonds, Revenue Bonds, Series B, 5.31%, 7/1/18	77,112
	NEW YORK (0.2%)
185,000	Metropolitan Transportation Authority, Build America Bonds, Revenue Bonds, Ser. C-1, 5.12%, 11/15/19	196,538
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Build America Bonds, Revenue Bonds, 4.53%, 11/1/22	108,712
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	200,516
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	249,018
		754,784
	TEXAS (0.1%)
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	280,915

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	$252,040
		532,955
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,587,209) (0.4%)	1,620,396

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.5%)
250,000	FHLB, 1.63%, 2/27/19	250,088
254,833	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	250,902
38,859	FHLMC Gold PC Pool #A46044, 5.00%, 7/1/35	42,396
124,824	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	135,940
30,081	FHLMC Gold PC Pool #A89430, 4.50%, 10/1/39	32,292
102,575	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	108,133
167,734	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	172,514
45,445	FHLMC Gold Pool #A84814, 4.50%, 3/1/39	48,811
39,505	FHLMC Gold Pool #A96997, 4.50%, 2/1/41	42,487
175,041	FHLMC Gold Pool #A97264, 4.00%, 2/1/41	185,027
271,475	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	274,073
50,043	FHLMC Gold Pool #G08521, 3.00%, 1/1/43	50,521
377,220	FHLMC Gold Pool #J13314, 3.50%, 10/1/25	394,362
110,327	FHLMC Gold Pool #Q06884, 3.50%, 3/1/42	114,356
87,718	FHLMC Gold Pool #Q11077, 3.50%, 9/1/42	90,922
500,000	FHLMC TBA, 3.50%, 10/1/47	515,957
41,658	FNMA Pool #254733, 5.00%, 4/1/23	45,421
306,007	FNMA Pool #254954, 4.50%, 10/1/23	328,450
158,098	FNMA Pool #745275, 5.00%, 2/1/36	174,228
20,044	FNMA Pool #832199, 4.50%, 7/1/35	21,598
168,546	FNMA Pool #844809, 5.00%, 11/1/35	185,170
5,385	FNMA Pool #910242, 5.00%, 3/1/37	5,892
23,837	FNMA Pool #973333, 4.50%, 2/1/38	25,664
5,265	FNMA Pool #975116, 5.00%, 5/1/38	5,754
89,043	FNMA Pool #AA0466, 4.50%, 2/1/39	95,712
5,610	FNMA Pool #AB1259, 5.00%, 7/1/40	6,128
235,353	FNMA Pool #AB1796, 3.50%, 11/1/40	243,923
57,105	FNMA Pool #AB2660, 3.50%, 5/1/21	59,480
79,095	FNMA Pool #AB3218, 3.50%, 7/1/31	82,195
318,736	FNMA Pool #AB3900, 3.00%, 11/1/26	328,395
12,161	FNMA Pool #AB3943, 4.00%, 11/1/41	12,859
104,257	FNMA Pool #AC5822, 4.50%, 5/1/40	112,372
163,094	FNMA Pool #AD7128, 4.50%, 7/1/40	176,472
107,417	FNMA Pool #AD8529, 4.50%, 8/1/40	116,273
55,555	FNMA Pool #AH3226, 5.00%, 2/1/41	60,621
165,196	FNMA Pool #AH4493, 4.50%, 2/1/41	178,835
116,122	FNMA Pool #AI1019, 4.50%, 5/1/41	125,609
15,420	FNMA Pool #AK6513, 4.00%, 3/1/42	16,305
446,782	FNMA Pool #AL0657, 5.00%, 8/1/41	488,116

34,380	FNMA Pool #AL3192, 5.00%, 5/1/42	37,556
308,203	FNMA Pool #AQ1853, 3.00%, 11/1/42	310,917
157,690	FNMA Pool #AS0560, 4.50%, 9/1/43	169,618
98,541	FNMA Pool #AS1529, 3.00%, 1/1/29	101,461
60,827	FNMA Pool #AS3789, 4.50%, 11/1/44	65,324
112,117	FNMA Pool #AS4503, 3.00%, 2/1/30	115,440
207,615	FNMA Pool #AS4928, 3.50%, 5/1/45	214,186
96,301	FNMA Pool #AS6205, 3.50%, 11/1/45	99,349
53,355	FNMA Pool #AT8849, 4.00%, 6/1/43	56,340
157,578	FNMA Pool #AU1847, 3.00%, 9/1/43	158,917
150,127	FNMA Pool #AU3621, 3.00%, 7/1/43	151,441
324,784	FNMA Pool #AU5409, 3.00%, 8/1/43	326,081
97,787	FNMA Pool #AU5653, 4.00%, 9/1/43	103,232
139,593	FNMA Pool #AU6562, 3.50%, 12/1/43	144,163
72,608	FNMA Pool #AU7025, 3.00%, 11/1/43	73,221
111,186	FNMA Pool #AV3310, 4.50%, 1/1/44	119,541
49,832	FNMA Pool #AX1138, 3.50%, 9/1/44	51,409
159,269	FNMA Pool #AY2728, 2.50%, 2/1/30	160,917
197,026	FNMA Pool #AZ2276, 4.00%, 6/1/45	207,501
234,090	FNMA Pool #BA6555, 3.00%, 1/1/46	235,024
21,131	FNMA Pool #MA0406, 4.50%, 5/1/30	22,750
49,693	FNMA Pool #MA0577, 3.50%, 11/1/20	51,759
241,456	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	239,241
94,485	GNMA I Pool #539285, 3.00%, 5/15/42	96,073
45,882	GNMA I Pool #744842, 3.00%, 5/15/42	46,513
136,514	GNMA II Pool #MA1520, 3.00%, 12/20/43	139,470
222,595	GNMA II Pool #MA1521, 3.50%, 12/20/43	232,653
402,955	GNMA II Pool #MA1839, 4.00%, 4/20/44	427,609
50,147	GNMA II Pool #MA2445, 3.50%, 12/20/44	52,212
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,833,017) (2.5%)	9,814,171

U.S. TREASURY OBLIGATIONS (1.7%)
25,000	U.S. Treasury Bonds, 5.25%, 2/15/29	32,198
70,000	U.S. Treasury Bonds, 4.38%, 2/15/38	88,955
450,000	U.S. Treasury Bonds, 3.13%, 11/15/41	476,104
250,000	U.S. Treasury Bonds, 2.75%, 8/15/42	246,973
600,000	U.S. Treasury Bonds, 2.88%, 5/15/43	604,781
200,000	U.S. Treasury Bonds, 3.75%, 11/15/43	234,438
100,000	U.S. Treasury Bonds, 3.63%, 2/15/44	114,902
200,000	U.S. Treasury Bonds, 3.38%, 5/15/44	220,445
100,000	U.S. Treasury Bonds, 3.13%, 8/15/44	105,496
100,000	U.S. Treasury Notes, 0.88%, 10/15/17	99,994
75,000	U.S. Treasury Notes, 0.75%, 12/31/17	74,926
200,000	U.S. Treasury Notes, 0.75%, 3/31/18	199,539
150,000	U.S. Treasury Notes, 1.38%, 9/30/18	149,994
100,000	U.S. Treasury Notes, 1.38%, 2/28/19	99,934
100,000	U.S. Treasury Notes, 1.50%, 5/31/19	100,094
200,000	U.S. Treasury Notes, 1.63%, 12/31/19	200,445
300,000	U.S. Treasury Notes, 3.63%, 2/15/20	314,555

7

September 30, 2017

Principal Amount		Value
$250,000	U.S. Treasury Notes, 1.13%, 4/30/20	$247,236
200,000	U.S. Treasury Notes, 1.38%, 4/30/20	199,000
150,000	U.S. Treasury Notes, 2.25%, 4/30/21	152,648
50,000	U.S. Treasury Notes, 1.63%, 8/15/22	49,363
600,000	U.S. Treasury Notes, 2.00%, 11/30/22	601,055
150,000	U.S. Treasury Notes, 2.00%, 2/15/23	150,082
300,000	U.S. Treasury Notes, 2.00%, 4/30/24	297,680
250,000	U.S. Treasury Notes, 2.13%, 7/31/24	249,639
300,000	U.S. Treasury Notes, 2.38%, 8/15/24	304,230
250,000	U.S. Treasury Notes, 2.13%, 5/15/25	248,379
100,000	U.S. Treasury Notes, 2.25%, 11/15/25	99,996
750,000	U.S. Treasury Notes, 2.25%, 8/15/27 (1)	744,902
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,526,894) (1.7%)	6,707,983

Shares		Value
SHORT-TERM INVESTMENTS (6.9%)
	MONEY MARKET FUNDS (6.9%)
14,267,032	State Street Institutional U.S. Government Money Market Fund, Premier Class	14,267,032
13,538,166	State Street Navigator Securities Lending Government Money Market Portfolio (4)	13,538,166
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,805,198) (6.9%)	27,805,198
	TOTAL INVESTMENT SECURITIES (102.8%) (Cost $339,142,634)	$411,608,432
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.8%)		(11,353,989)
NET ASSETS (5) (100%)		$400,254,443

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2017, the market value of the securities on loan was $41,388,203.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(4)	Securities with an aggregate market value of $41,388,203 were out on loan in exchange for $13,538,166 of cash collateral as of September 30, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $339,142,634, aggregate gross unrealized appreciation was $83,251,035, aggregate gross unrealized depreciation was $10,785,237 and the net unrealized appreciation was $72,465,798.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

8

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$337,104,695	$—	$—	$337,104,695
Asset-Backed Securities	—	1,354,643	—	1,354,643
Commercial Mortgage-Backed Securities	—	3,364,417	—	3,364,417
Corporate Bonds & Notes*	—	22,768,874	—	22,768,874
Foreign Government Obligations	—	1,068,055	—	1,068,055
Long-Term Municipal Securities*	—	1,620,396	—	1,620,396
U.S. Government Agency Obligations	—	9,814,171	—	9,814,171
U.S. Treasury Obligations	—	6,707,983	—	6,707,983
Short-Term Investments	27,805,198	—	—	27,805,198
Total Investments in Securities	$364,909,893	$46,698,539	$—	$411,608,432

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 28, 2017